Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Tables
Schedule of reconciliation of changes in deferred tax

The movement on the deferred tax account is as shown below:

	2017	2016	2015
	£’000	£’000	£'000

Liability at 1 January	-	6,547	354
Arising on business combination	-	-	6,191
Credited to income on impairment and amortisation of intangibles	-	(5,509)	-
Credited to income statement	-	(1,740)	(131)
Foreign exchange gain	-	702	133

Liability at 31 December	-	-	6,547

Schedule of unused tax losses carried forward deferred tax

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses	Unrecognised deferred tax asset
	£’000	£’000

31 December 2015	23,286	4,191
31 December 2016	26,956	5,049
31 December 2017	38,377	6,639

Schedule of deferred tax

Details of the deferred tax liability are as follows:

2017	Asset	Liability	Net
	£’000	£’000	£'000

Business Combinations	2,599	(2,599)	-

2016	Asset	Liability	Net
	£’000	£’000	£'000

Business Combinations	3,668	(3,668)	-

2015	Asset	Liability	Net
	£’000	£’000	£'000

Business Combinations	1,625	(8,172)	(6,547)